UNITED STATES
SECURITIES AND EXCHANGE
COMMISSION Washington, DC
20549
						FORM 13F
					FORM 13F COVER PAGE
Report for the Calendar Year or Quarter
Ended:
June 30, 2001
Check here if Amendment  [      ]
Amendment Number: _____
This Amendment:		    [      ]     is a
restatement
				[	 ]   adds new
holdings entries.
Institutional Investment Manager Filing this
report:
Name:			Nevis Capital Management LLC
Address:			1119 Saint Paul St.


	Baltimore, MD  21202
13F File Number:		    28-6469
The institutional investment manager filing this
report and the person by whom it is signed
hereby represent that the person signing the
report is authorized to submit it, that all
information contained herein is true, correct
and complete, and that it is understood that all
required items, statements, schedules, lists,
and tables are considered integral parts of this
form.
Person Signing this Report on Behalf of
Reporting Manager:
Name:			David R. Wilmerding, III
Title:			Managing Member
Phone:			(410) 385-2645
Signature, Place and Date of Signing:
David R. Wilmerding, III      Baltimore,
Maryland
August 9, 2001
-------------------------------         --------
----------------			----------------
Report Type:
[     X	]		13F HOLDINGS REPORT
[    ]	13F NOTICE
[    ]	13F COMBINATION REPORT
List of Other Managers Reporting for this
Manager:
None
FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0


Form 13F Information Table Entry
Total: 21
Form 13F Information Table Value
Total: $604,943
FORM 13F
INFORMATION TABLE
Nevis
Capital
Manage
ment LLC











FORM
13F











30-Jun-
01































Voting
Authority











-------------
-------------






Value
Shares/
Sh/
Put/
Invstmt
Other



Name of
Issuer
Title of
class
CUSIP
(x$1000)
Prn Amt
Prn
Call
Dscretn
Manager
s
Sole
Shared
None
-------------
-------------
----
-------------
---
---------
--------
--------
---
----
-------
------------
--------
--------
--------












Aether
Systems,
Inc.
COM
00808v105
4988
563587
SH

Sole

563587


American
Tower
COM
029912201
65812
3183931
SH

Sole

3183931


Armor
Holdings
COM
042260109
19166
1277700
SH

Sole

1277700


BEA
Systems
COM
073325102
29280
953425
SH

Sole

953425


CSG
Systems
Intl, Inc.
COM
126349109
67666
1166650
SH

Sole

1166650


Clear
Channel
COM
184502102
82108
1309535
SH

Sole

1309535


Conductu
s
COM
206784100
2735
530000
SH

Sole

530000


Connetic
s
COM
208192104
4490
592300
SH

Sole

592300


Corvis
COM
221009103
439
100000
SH

Sole

100000


Ebenx
Inc.
COM
278668108
1826
556800
SH

Sole

556800


Gene
Logic,
Inc.
COM
368689105
3641
167000
SH

Sole

167000


Hyperion
Solutions
COM
44914M104
29763
1984167
SH

Sole

1984167


Microstrat
egy
COM
594972101
5164
1844250
SH

Sole

1844250


Parametri
c
Technolo
gy Corp.
COM
699173100
18284
1306936
SH

Sole

1306936


Primus
COM
74163Q100
4217
704000
SH

Sole

704000


Rational
Software
COM
75409p202
108517
3868693
SH

Sole

3868693


SBA
Communi
cations
COM
78388J106
39834
1609453
SH

Sole

1609453


Saba
Software
COM
784932105
632
38500
SH

Sole

38500


Vicor
Corp.
COM
925815102
43881
2692098
SH

Sole

2692098


Vitesse
COM
928497106
31959
1518943
SH

Sole

1518943


Wind
River
COM
973149107
40545
2322171
SH

Sole

2322171


REPORT
SUMMA
RY
21
DATA
RECORDS
604943

0
OTHER
MANAGE
RS ON
WHOSE
BEHALF
REPORT
IS FILED









































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